Summary of Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Kings Gaming [Member] | Forecasted Performance One [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Fair Value	$ 9,000,000	$ 18,000,000
Valuation Techniques	Forecasted Performance, 2014-2020	Forecasted Performance, 2013-2020
Unobservable Input	Chip Turnover Annual Growth	Chip Turnover Annual Growth
Kings Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	1.90%	1.90%
Kings Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	10.00%	15.00%
Kings Gaming [Member] | Forecasted Performance Two [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation Techniques	Forecasted Performance, 2014-2020	Forecasted Performance, 2013-2020
Unobservable Input	Operating Income/Chip Turnover	Operating Income/Chip Turnover
Kings Gaming [Member] | Forecasted Performance Two [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	0.14%	0.28%
Kings Gaming [Member] | Forecasted Performance Two [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	0.16%	0.30%
Kings Gaming [Member] | Monte Carlo Method [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation Techniques	Monte Carlo Method	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices	Average Simulated Share Prices
Kings Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 2.08	$ 2.95
Kings Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 2.91	$ 3.38
Oriental VIP Room [Member] | Forecasted Performance One [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Fair Value	36,528,269
Valuation Techniques	Forecasted Performance, 2014-June 2016
Unobservable Input	Chip Turnover Annual Growth
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	12.00%
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	16.00%
Oriental VIP Room [Member] | Monte Carlo Method [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 2.67
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 2.98
Bao Li Gaming [Member] | Forecasted Performance One [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Fair Value	$ 33,027,050	$ 32,294,981
Valuation Techniques	Forecasted Performance, 2014-2015	Forecasted Performance, 2013-2015
Unobservable Input	Chip Turnover Annual Growth	Chip Turnover Annual Growth
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	5.00%	5.00%
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	60.00%	19.00%
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation Techniques	Monte Carlo Method	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices	Average Simulated Share Prices
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 2.76	$ 3.06
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 2.90	$ 3.09